Share Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
The Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2009	25,555,200	3.2		8.94	47,589
Granted	7,768,163	3.0
Exercised	(1,403,548)	2.6
Forfeited	(8,708,587)	3.3
Expired	—	—
Outstanding at December 31, 2010	23,211,228	3.2		8.34	2,225
Vested and expected to vest at December 31, 2010	21,863,951	3.2		8.33	2,199
Vested and exercisable at December 31, 2010	5,182,199	3.2		7.96	176
Granted	7,513,439	3.0
Exercised	(650,100)	2.3
Forfeited	(7,714,478)	3.1
Expired	—	—
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Vested and expected to vest at December 31, 2011	21,891,028	3.2		7.88	273
Vested and exercisable at December 31, 2011	7,568,229	3.1		7.13	31
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Expired	—	—
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Vested and expected to vest at December 31, 2012	18,678,050	2.3	*	7.24	46
Vested and exercisable at December 31, 2012	8,989,861	2.8	*	6.46	8

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

Stock option assumptions
	For the year ended December 31
	2010	2011	2012
Exercise Price	US$0.23~US$3.40	US$2.47~US$3.62	US$1.84~US$2.05
Fair value of ordinary shares	US$2.50~US$5.21	US$1.99~US$3.75	US$1.92~US$2.23
Risk-free interest rate(1)	1.00%~2.50%	0.88%~2.0%	0.63%~1.0%
Expected life (in years)(2)	5	2.25~5	5
Expected dividend yield(3)	0%	0%	0%
Expected volatility(4)	50%	50%	50~60%
Fair value per option at grant date (in RMB)	7.31~33.52	2.22~11.88	6.3~6.52

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3)	The Company has no expectation of paying regular dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

Restricted share activity
Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2009	6,725,190	6.0
Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5
Unvested at December 31, 2010	9,626,232	5.2
Expected to vest at December 31, 2010	8,473,034	5.1
Granted	3,450,613	3.0
Vested	(4,492,918)	5.2
Forfeited	(1,082,538)	5.6
Unvested at December 31, 2011	7,501,389	4.5
Expected to vest at December 31, 2011	7,120,357	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Expected to vest at December 31, 2012	4,498,720	3.3

Actoz [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
December 31, 2009	412,490	9,398	4.66	3,156,394
Granted	102,666	14,250	—	—
Exercised	(75,551)	9,378	—	—
Forfeited	(56,443)	9,532	—	—
December 31, 2010	383,162	10,682	4.38	301,206
Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094
Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267
Granted	—	—	—	—
Exercised	(121,517)	9,416	—	—
Forfeited	(51,685)	13,468	—	—
December 31, 2011	209,960	10,729	3.52	551,208
Vested and expected to vest as of December 31, 2011	209,960	10,729	3.52	551,208
Vested and exercisable as of December 31, 2011	148,222	9,347	2.83	541,498
Granted	40,000	18,040	—	—
Exercised	(168,089)	10,372	—	3,896,501
Forfeited	(3,500)	14,250	—	—
December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and expected to vest as of December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and exercisable as of December 31, 2012	26,496	15,070	2.55	695,407

Stock option assumptions
	For the years ended December 31
	2010	2012
Risk-free interest rate	4.56%	3.71%
Expected life (in years)	4.5-4.9 years	4.9 years
Expected dividend yield	0%	0%
Expected volatility	65%-67%	61%
Fair value per option at grant date ( in KRW)	7,504~7,668	10,379

Eyedentity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
Granted	95,000	100,000	—	—
Exercised	—	—	—	—
Forfeited	(13,500)	100,000	—	—
December 31, 2012	81,500	100,000	4.09	—
Vested and expected to vest as of December 31, 2012	81,500	100,000	4.09	—
Vested and exercisable as of December 31, 2012	—	—	—	—

Stock option assumptions
Year ended December 31
2012
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0%
Expected volatility	55.95%
Fair value per option at grant date ( in KRW)	55,403